INCOME TAXES (Tables) - Rocket Lab USA, Inc.	12 Months Ended
Dec. 31, 2020
Schedule of Pretax Loss From Domestic and Foreign Operations

The components of the pretax loss from domestic and foreign operations for the years ended December 31, were as follows:

	2020	2019
US loss before income taxes	$(56,439)	$(34,076)
Foreign income before income taxes	1,901	4,070

Pretax loss from operations	$(54,538)	$(30,006)

Schedule of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Current:
Federal	$—	$—
State	—	1
Foreign	1,410	956

Total	1,410	957

Deferred:
Foreign	(943)	(603)

Total	(943)	(603)

Provision for income taxes	$467	$354

Schedule of Differences Between Federal Statutory Income Tax Rate and Provision for Income Taxes

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to pretax income as a result of the following differences:

	2020		2019
Federal statutory rate	$(11,453)	21.00%	$(6,301)	21.00%
Adjustments for tax effects of:
Permanent differences and other	631	-1.16%	42	-0.14%
Increase in valuation allowance	11,289	-20.70%	6,613	-22.04%

Provision for income taxes	$467	-0.86%	$354	-1.18%

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities were as follows as of December 31:

	2020	2019
Deferred tax assets:
Accrued expenses	$1,969	$1,791
Inventories	353	—
Deferred revenue	5,503	2,150
Lease liability	7,426	6,462
Stock options	2,082	1,386
Warrants	519	162
Net operating losses	30,264	23,625
Tax credits	923	857
Other	4	67

Total deferred tax assets	49,043	36,500
Valuation allowance	(39,084)	(27,794)

Total deferred tax assets, net	9,959	8,706

Deferred tax liabilities:
Right of use asset	(6,954)	(6,978)
Depreciation and amortization	—	(43)
Unrealized gain	(757)	—

Total deferred tax liabilities	(7,711)	(7,021)

Net deferred tax assets	$2,248	$1,685

Schedule of Net Deferred Tax Assets

The net deferred tax assets as presented in the consolidated balance sheets consists of the following as of December 31:

	2020	2019
Deferred tax assets	$2,398	$1,685
Deferred tax liabilities (included in Other non-current liabilities)	(150)	—

Net deferred tax assets	$2,248	$1,685

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

The reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits for the years ended December 31 is as follows:

	2020	2019
Balance at beginning of year	$800	$800
Increases (decreases) related to prior year tax positions	—	—

Balance at end of year	$800	$800